Consolidated Statements of Profit or Loss and Other Comprehensive Income - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Continuing operations
Revenue	$ 42,094	$ 56,750
Cost of sale of goods	(28,129)	(39,072)
Gross profit	13,965	17,678
Brand management	(17,180)	(25,399)
Administrative expenses	(5,125)	(1,851)
Corporate expenses	(5,656)	(7,901)
Finance expenses	(2,230)	(2,454)
Brand transition, restructure and transaction expenses	(5,846)	(5,157)
Impairment expense	(6,849)	(4,181)
Other foreign currency gains	953	3,535
Fair value gain/(loss) on convertible notes derivatives		(775)
Loss before income tax	(27,968)	(26,505)
Income tax (expense)/benefit	(761)	411
Loss for the period	(28,729)	(26,094)
Items that may be reclassified to profit or loss
Exchange rate difference on translation of foreign operations	1,514	(420)
Other comprehensive loss for the period, net of tax	1,514	(420)
Total comprehensive loss for the period	(27,215)	(26,515)
Total comprehensive loss attributable to:
Owners of Naked Brand Group Limited	$ (27,215)	$ (26,515)
Earnings per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Basic loss per share (NZ$)	$ (0.52)	$ (1.28)
Diluted loss per share (NZ$)	$ (0.52)	$ (1.28)